Portfolio of Investments – as of September 30, 2024 (Unaudited)
Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 101.0% of Net Assets
	Aerospace & Defense — 2.2%
5,959	Boeing Co.(a)(b)	$906,006
11,150	General Electric Co.(a)	2,102,667
2,764	HEICO Corp.(a)	722,731
3,392	Lockheed Martin Corp.(a)	1,982,827
13,824	RTX Corp.(a)	1,674,916
		7,389,147
	Air Freight & Logistics — 0.3%
5,682	Expeditors International of Washington, Inc.(a)	746,615
5,320	GXO Logistics, Inc.(a)(b)	277,012
		1,023,627
	Automobile Components — 0.1%
3,861	Gentex Corp.(a)	114,633
1,060	Lear Corp.(a)	115,699
1,844	Magna International, Inc.(a)	75,678
		306,010
	Automobiles — 1.6%
375	Ferrari NV(a)	176,291
20,387	Tesla, Inc.(a)(b)	5,333,851
		5,510,142
	Banks — 3.2%
57,744	Bank of America Corp.(a)	2,291,282
4,668	East West Bancorp, Inc.(a)	386,230
30,005	Fifth Third Bancorp(a)	1,285,414
5,601	First Horizon Corp.(a)	86,984
8,803	ICICI Bank Ltd., ADR(a)	262,770
16,342	Itau Unibanco Holding SA, ADR	108,674
21,541	JPMorgan Chase & Co.(a)	4,542,135
33,433	Wells Fargo & Co.(a)	1,888,630
		10,852,119
	Beverages — 1.3%
14,760	Brown-Forman Corp., Class B(a)	726,192
6,370	Coca-Cola Europacific Partners PLC(a)	501,638
24,317	Keurig Dr. Pepper, Inc.(a)	911,401
13,869	PepsiCo, Inc.(a)	2,358,423
		4,497,654
	Biotechnology — 2.0%
15,215	AbbVie, Inc.(a)	3,004,658
964	Alnylam Pharmaceuticals, Inc.(a)(b)	265,129
4,773	Amgen, Inc.(a)	1,537,908
3,464	BioMarin Pharmaceutical, Inc.(a)(b)	243,485
1,252	Exact Sciences Corp.(a)(b)	85,286
888	United Therapeutics Corp.(a)(b)	318,215
2,769	Vertex Pharmaceuticals, Inc.(a)(b)	1,287,807
		6,742,488
	Broadline Retail — 3.7%
619	Alibaba Group Holding Ltd., ADR(a)	65,688
66,871	Amazon.com, Inc.(a)(b)	12,460,074
1,983	JD.com, Inc., ADR(a)	79,320
71	MercadoLibre, Inc.(a)(b)	145,689
		12,750,771
	Building Products — 0.6%
774	Carlisle Cos., Inc.(a)	348,106
12,528	Fortune Brands Innovations, Inc.(a)	1,121,632
726	Lennox International, Inc.(a)	438,715
		1,908,453
	Capital Markets — 3.4%
18,326	Bank of New York Mellon Corp.(a)	1,316,907
2,557	BlackRock, Inc.(a)	2,427,897
Shares	Description	Value (†)
	Capital Markets — continued
9,864	Blackstone, Inc.(a)	$1,510,474
8,038	Brookfield Asset Management Ltd., Class A(a)	380,117
10,046	Brookfield Corp.(a)	533,945
11,883	KKR & Co., Inc.(a)	1,551,682
1,473	LPL Financial Holdings, Inc.(a)	342,664
15,208	Morgan Stanley(a)	1,585,282
1,710	MSCI, Inc.(a)	996,810
7,080	Raymond James Financial, Inc.(a)	867,017
		11,512,795
	Chemicals — 1.4%
3,612	Air Products & Chemicals, Inc.(a)	1,075,437
4,444	Linde PLC(a)	2,119,166
3,004	Nutrien Ltd.(a)	144,372
7,841	PPG Industries, Inc.(a)	1,038,619
3,228	RPM International, Inc.(a)	390,588
		4,768,182
	Commercial Services & Supplies — 0.5%
2,989	Waste Connections, Inc.(a)	534,493
6,238	Waste Management, Inc.(a)	1,295,009
		1,829,502
	Communications Equipment — 0.9%
5,886	Ciena Corp.(a)(b)	362,519
41,314	Cisco Systems, Inc.(a)	2,198,731
49,104	Telefonaktiebolaget LM Ericsson, ADR(a)	372,208
		2,933,458
	Construction & Engineering — 0.1%
904	EMCOR Group, Inc.(a)	389,199
	Construction Materials — 0.4%
2,797	Martin Marietta Materials, Inc.(a)	1,505,485
	Consumer Finance — 0.3%
7,234	Ally Financial, Inc.(a)	257,458
15,939	Synchrony Financial(a)	795,037
		1,052,495
	Consumer Staples Distribution & Retail — 2.1%
3,807	Costco Wholesale Corp.(a)	3,374,981
5,794	Target Corp.(a)	903,053
37,296	Walmart, Inc.(a)	3,011,652
		7,289,686
	Containers & Packaging — 0.1%
2,738	Crown Holdings, Inc.(a)	262,519
	Distributors — 0.2%
5,799	Genuine Parts Co.(a)	810,004
	Diversified Consumer Services — 0.0%
2,315	Service Corp. International(a)	182,723
	Diversified Telecommunication Services — 0.7%
107,663	AT&T, Inc.(a)	2,368,586
	Electric Utilities — 1.6%
18,386	Alliant Energy Corp.(a)	1,115,846
16,072	American Electric Power Co., Inc.(a)	1,648,987
21,313	NextEra Energy, Inc.(a)	1,801,588
22,397	OGE Energy Corp.(a)	918,725
		5,485,146
	Electrical Equipment — 0.7%
1,231	Acuity Brands, Inc.(a)	339,005
9,338	Emerson Electric Co.(a)	1,021,297
1,562	Hubbell, Inc.(a)	669,083
2,270	NEXTracker, Inc., Class A(b)	85,079
5,579	Sensata Technologies Holding PLC(a)	200,063
		2,314,527

Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — 0.4%
1,888	Arrow Electronics, Inc.(a)(b)	$250,783
3,542	CDW Corp.(a)	801,555
7,429	Flex Ltd.(a)(b)	248,351
		1,300,689
	Energy Equipment & Services — 0.2%
17,314	Halliburton Co.(a)	502,971
6,142	NOV, Inc.(a)	98,088
		601,059
	Entertainment — 1.3%
3,401	Liberty Media Corp.-Liberty Formula One, Class C(a)(b)	263,339
3,514	Netflix, Inc.(a)(b)	2,492,375
1,329	TKO Group Holdings, Inc.(a)(b)	164,411
16,132	Walt Disney Co.(a)	1,551,737
		4,471,862
	Financial Services — 4.6%
17,241	Berkshire Hathaway, Inc., Class B(a)(b)	7,935,343
4,264	Block, Inc.(a)(b)	286,242
7,629	Mastercard, Inc., Class A(a)	3,767,200
13,588	Visa, Inc., Class A(a)	3,736,021
		15,724,806
	Food Products — 0.6%
13,562	Hormel Foods Corp.(a)	429,916
2,045	Ingredion, Inc.(a)	281,044
13,468	Kellanova(a)	1,087,002
3,025	Post Holdings, Inc.(a)(b)	350,144
		2,148,106
	Ground Transportation — 0.7%
3,371	Canadian National Railway Co.(a)	394,913
4,585	Canadian Pacific Kansas City Ltd.(a)	392,201
20,803	Uber Technologies, Inc.(a)(b)	1,563,553
1,670	XPO, Inc.(a)(b)	179,542
		2,530,209
	Health Care Equipment & Supplies — 2.0%
18,895	Abbott Laboratories(a)	2,154,219
4,403	Alcon, Inc.(a)	440,608
5,568	Dexcom, Inc.(a)(b)	373,279
1,287	IDEXX Laboratories, Inc.(a)(b)	650,218
20,600	Medtronic PLC(a)	1,854,618
2,554	ResMed, Inc.(a)	623,482
1,529	Solventum Corp.(a)(b)	106,602
1,858	Teleflex, Inc.(a)	459,521
		6,662,547
	Health Care Providers & Services — 2.4%
2,951	Cigna Group(a)	1,022,344
1,419	DaVita, Inc.(a)(b)	232,617
2,561	Elevance Health, Inc.(a)	1,331,720
3,611	Labcorp Holdings, Inc.(a)	806,986
1,242	Molina Healthcare, Inc.(a)(b)	427,944
7,294	UnitedHealth Group, Inc.(a)	4,264,656
		8,086,267
	Health Care Technology — 0.1%
1,165	Veeva Systems, Inc., Class A(a)(b)	244,499
	Hotels, Restaurants & Leisure — 1.8%
326	Booking Holdings, Inc.(a)	1,373,151
2,039	DraftKings, Inc., Class A(a)(b)	79,929
4,876	Hilton Worldwide Holdings, Inc.(a)	1,123,918
6,056	McDonald's Corp.(a)	1,844,113
3,733	Restaurant Brands International, Inc.(a)	269,224
11,216	Starbucks Corp.(a)	1,093,448
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
1,224	Trip.com Group Ltd., ADR(a)(b)	$72,742
781	Vail Resorts, Inc.(a)	136,120
2,169	Yum China Holdings, Inc.(a)	97,648
		6,090,293
	Household Durables — 0.4%
6,602	PulteGroup, Inc.(a)	947,585
3,406	Toll Brothers, Inc.(a)	526,193
		1,473,778
	Household Products — 1.4%
4,100	Clorox Co.(a)	667,931
23,367	Procter & Gamble Co.(a)	4,047,164
		4,715,095
	Industrial REITs — 0.6%
15,589	Prologis, Inc.(a)	1,968,579
	Insurance — 2.1%
7,547	Arch Capital Group Ltd.(a)(b)	844,358
5,305	Cincinnati Financial Corp.(a)	722,117
12,601	Hartford Financial Services Group, Inc.(a)	1,482,004
20,270	Manulife Financial Corp.(a)	598,979
269	Markel Group, Inc.(a)(b)	421,948
9,288	Prudential Financial, Inc.(a)	1,124,777
911	RenaissanceRe Holdings Ltd.(a)	248,156
15,717	W.R. Berkley Corp.(a)	891,625
3,178	Willis Towers Watson PLC(a)	936,016
		7,269,980
	Interactive Media & Services — 6.6%
28,325	Alphabet, Inc., Class A(a)	4,697,701
50,182	Alphabet, Inc., Class C(a)	8,389,929
1,423	Baidu, Inc., ADR(a)(b)	149,828
16,110	Meta Platforms, Inc., Class A(a)	9,222,008
		22,459,466
	IT Services — 1.1%
5,957	Accenture PLC, Class A(a)	2,105,680
4,320	Amdocs Ltd.(a)	377,914
1,327	EPAM Systems, Inc.(a)(b)	264,113
2,185	Shopify, Inc., Class A(a)(b)	175,106
3,202	Twilio, Inc., Class A(a)(b)	208,834
2,533	VeriSign, Inc.(a)(b)	481,169
		3,612,816
	Leisure Products — 0.1%
2,342	Brunswick Corp.(a)	196,307
1,418	Polaris, Inc.	118,034
		314,341
	Life Sciences Tools & Services — 1.3%
9,551	Avantor, Inc.(a)(b)	247,084
501	Bio-Rad Laboratories, Inc., Class A(a)(b)	167,625
1,206	ICON PLC(a)(b)	346,496
3,338	Revvity, Inc.(a)	426,430
4,127	Thermo Fisher Scientific, Inc.(a)	2,552,838
2,280	Waters Corp.(a)(b)	820,549
		4,561,022
	Machinery — 1.6%
1,247	AGCO Corp.(a)	122,031
4,889	Caterpillar, Inc.(a)	1,912,186
3,656	Cummins, Inc.(a)	1,183,776
2,621	Deere & Co.(a)	1,093,822
12,435	Otis Worldwide Corp.(a)	1,292,494
		5,604,309

Shares	Description	Value (†)
	Media — 0.6%
40,226	Comcast Corp., Class A(a)	$1,680,240
2,745	Liberty Broadband Corp., Class C(a)(b)	212,161
		1,892,401
	Metals & Mining — 0.5%
6,051	Alcoa Corp.(a)	233,448
16,691	Barrick Gold Corp.(a)	331,984
588	Reliance, Inc.(a)	170,056
3,054	Rio Tinto PLC, ADR(a)	217,353
2,084	Southern Copper Corp.(a)	241,056
2,587	Steel Dynamics, Inc.(a)	326,169
9,883	Vale SA, ADR(a)	115,433
		1,635,499
	Mortgage Real Estate Investment Trusts (REITs) — 0.0%
7,880	Annaly Capital Management, Inc.(a)	158,152
	Multi-Utilities — 1.1%
21,925	Ameren Corp.(a)	1,917,561
23,753	CMS Energy Corp.(a)	1,677,674
		3,595,235
	Oil, Gas & Consumable Fuels — 3.2%
9,506	Canadian Natural Resources Ltd.(a)	315,694
9,259	Cenovus Energy, Inc.(a)	154,903
1,244	Cheniere Energy, Inc.(a)	223,721
14,664	Chevron Corp.(a)	2,159,567
13,451	ConocoPhillips(a)	1,416,121
3,390	Enbridge, Inc.(a)	137,668
36,322	Exxon Mobil Corp.(a)	4,257,665
2,451	HF Sinclair Corp.(a)	109,241
2,073	Ovintiv, Inc.(a)	79,417
7,564	Suncor Energy, Inc.(a)	279,263
9,326	Targa Resources Corp.(a)	1,380,341
5,425	TC Energy Corp.(a)	257,959
		10,771,560
	Passenger Airlines — 0.3%
17,239	Delta Air Lines, Inc.(a)	875,569
	Personal Care Products — 0.0%
2,246	BellRing Brands, Inc.(a)(b)	136,377
	Pharmaceuticals — 3.6%
3,456	AstraZeneca PLC, ADR(a)	269,257
6,029	Eli Lilly & Co.(a)	5,341,332
1,694	Jazz Pharmaceuticals PLC(a)(b)	188,729
21,374	Johnson & Johnson(a)	3,463,870
22,416	Merck & Co., Inc.(a)	2,545,561
2,056	Novartis AG, ADR(a)	236,481
10,812	Teva Pharmaceutical Industries Ltd., ADR(a)(b)	194,832
		12,240,062
	Professional Services — 0.7%
1,986	Booz Allen Hamilton Holding Corp.(a)	323,241
3,378	Leidos Holdings, Inc.(a)	550,614
4,378	SS&C Technologies Holdings, Inc.(a)	324,892
3,824	TransUnion(a)	400,373
3,146	Verisk Analytics, Inc.(a)	843,002
		2,442,122
	Real Estate Management & Development — 0.1%
1,157	Jones Lang LaSalle, Inc.(a)(b)	312,170
	Residential REITs — 0.3%
1,628	American Homes 4 Rent, Class A(a)	62,499
22,727	Invitation Homes, Inc.(a)	801,354
		863,853
Shares	Description	Value (†)
	Retail REITs — 0.8%
19,923	NNN REIT, Inc.(a)	$966,066
26,901	Realty Income Corp.(a)	1,706,062
		2,672,128
	Semiconductors & Semiconductor Equipment — 11.4%
13,309	Advanced Micro Devices, Inc.(a)(b)	2,183,741
6,263	Analog Devices, Inc.(a)	1,441,555
9,241	Applied Materials, Inc.(a)	1,867,144
409	ASML Holding NV	340,799
33,440	Broadcom, Inc.(a)	5,768,400
1,205	Enphase Energy, Inc.(a)(b)	136,189
4,290	Entegris, Inc.(a)	482,754
4,326	Marvell Technology, Inc.(a)	311,991
176,924	NVIDIA Corp.(a)	21,485,650
10,018	QUALCOMM, Inc.(a)	1,703,561
1,432	Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	248,695
4,605	Teradyne, Inc.(a)	616,748
10,614	Texas Instruments, Inc.(a)	2,192,534
		38,779,761
	Software — 10.3%
3,675	Adobe, Inc.(a)(b)	1,902,841
659	Atlassian Corp., Class A(a)(b)	104,656
2,341	Check Point Software Technologies Ltd.(a)(b)	451,368
8,916	Fortinet, Inc.(a)(b)	691,436
2,777	Intuit, Inc.(a)	1,724,517
54,121	Microsoft Corp.(a)	23,288,266
13,109	Oracle Corp.(a)	2,233,774
8,492	Salesforce, Inc.(a)	2,324,345
589	SAP SE, ADR(a)	134,940
2,095	ServiceNow, Inc.(a)(b)	1,873,747
1,002	Workday, Inc., Class A(a)(b)	244,899
2,608	Zoom Video Communications, Inc., Class A(a)(b)	181,882
		35,156,671
	Specialized REITs — 0.8%
16,370	CubeSmart(a)	881,197
18,708	Gaming & Leisure Properties, Inc.(a)	962,527
3,417	SBA Communications Corp.(a)	822,472
		2,666,196
	Specialty Retail — 1.7%
677	Burlington Stores, Inc.(a)(b)	178,376
933	Dick's Sporting Goods, Inc.(a)	194,717
4,340	Gap, Inc.(a)	95,697
8,273	Home Depot, Inc.(a)	3,352,220
5,464	Lowe's Cos., Inc.(a)	1,479,924
1,077	Ulta Beauty, Inc.(a)(b)	419,082
1,490	Williams-Sonoma, Inc.(a)	230,831
		5,950,847
	Technology Hardware, Storage & Peripherals — 7.2%
103,980	Apple, Inc.(a)	24,227,340
2,340	Dell Technologies, Inc., Class C(a)	277,384
		24,504,724
	Textiles, Apparel & Luxury Goods — 0.4%
2,916	Deckers Outdoor Corp.(a)(b)	464,956
1,906	Lululemon Athletica, Inc.(a)(b)	517,193
4,059	Skechers USA, Inc., Class A(a)(b)	271,629
		1,253,778
	Tobacco — 0.9%
20,165	British American Tobacco PLC, ADR(a)	737,636
18,933	Philip Morris International, Inc.(a)	2,298,466
		3,036,102

Shares	Description	Value (†)
	Trading Companies & Distributors — 0.3%
2,288	Ferguson Enterprises, Inc.(a)	$454,328
1,027	Watsco, Inc.(a)	505,161
		959,489
	Wireless Telecommunication Services — 0.1%
10,858	America Movil SAB de CV, ADR(a)	177,637
28,940	Vodafone Group PLC, ADR(a)	289,979
		467,616
	Total Common Stocks (Identified Cost $209,489,384)	343,894,753

Principal Amount
Short-Term Investments — 1.0%
$3,268,693	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $3,268,965 on 10/01/2024 collateralized by $3,337,900 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $3,334,171 including accrued interest(c) (Identified Cost $3,268,693)	3,268,693
	Total Investments — 102.0% (Identified Cost $212,758,077)	347,163,446
	Other assets less liabilities — (2.0)%	(6,751,102)
	Net Assets — 100.0%	$340,412,344

Written Options — (2.0%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (2.0%)
S&P 500® Index, Call(d)	10/18/2024	5,500	(66)	$(38,032,368)	$(856,156)	$(1,877,700)
S&P 500® Index, Call(d)	10/18/2024	5,675	(66)	(38,032,368)	(648,635)	(869,550)
S&P 500® Index, Call(d)	10/18/2024	5,800	(66)	(38,032,368)	(244,281)	(317,460)
S&P 500® Index, Call(d)	10/18/2024	5,875	(66)	(38,032,368)	(297,663)	(129,360)
S&P 500® Index, Call(d)	10/18/2024	5,900	(65)	(37,456,120)	(301,050)	(88,075)
S&P 500® Index, Call(d)	11/15/2024	5,650	(66)	(38,032,368)	(1,033,068)	(1,427,580)
S&P 500® Index, Call(d)	11/15/2024	5,750	(66)	(38,032,368)	(881,081)	(961,620)
S&P 500® Index, Call(d)	12/20/2024	5,900	(65)	(37,456,120)	(651,722)	(690,625)
S&P 500® Index, Call(d)	12/20/2024	6,000	(65)	(37,456,120)	(341,505)	(416,325)
Total					$(5,255,161)	$(6,778,295)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National
Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)
The Fund's investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes
(sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$343,894,753	$ —	$ —	$343,894,753
Short-Term Investments	—	3,268,693	—	3,268,693
Total Investments	$343,894,753	$3,268,693	$—	$347,163,446

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(6,778,295)	$ —	$ —	$(6,778,295)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include written index call options.
The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2024, written index call options were used in accordance with this objective.
Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(6,778,295)

Industry Summary at September 30, 2024 (Unaudited)
Semiconductors & Semiconductor Equipment	11.4%
Software	10.3
Technology Hardware, Storage & Peripherals	7.2
Interactive Media & Services	6.6
Financial Services	4.6
Broadline Retail	3.7
Pharmaceuticals	3.6
Capital Markets	3.4
Banks	3.2
Oil, Gas & Consumable Fuels	3.2
Health Care Providers & Services	2.4
Aerospace & Defense	2.2
Consumer Staples Distribution & Retail	2.1
Insurance	2.1
Biotechnology	2.0
Health Care Equipment & Supplies	2.0
Other Investments, less than 2% each	31.0
Short-Term Investments	1.0
Total Investments	102.0
Other assets less liabilities (including open written options)	(2.0)
Net Assets	100.0%